December 31, 2002

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     Oppenheimer                                           Annual Report
     High Income Fund/VA                                     ----------
     A Series of Oppenheimer Variable Account Funds          Management
                                                            Commentaries
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[GRAPHIC]

Performance Update

Investment Strategy Discussion

Financial Statements



                                                         [LOGO]
                                                         OppenheimerFunds(R)
                                                         The Right Way to Invest

OPPENHEIMER HIGH INCOME FUND/VA



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Objective
Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income from investment in high-yield fixed-income securities.

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Narrative by your Portfolio Management Team
Like the high-yield market as a whole, the Fund's performance was quite volatile for the year ended December 31, 2002, but nonetheless managed to recapture some of the ground lost in the preceding half-year. Although the Fund is still in negative territory, we are encouraged by the direction it has taken since June.
   The market was caught in a net of economic stagnation. High-yield bonds are very sensitive to economic conditions, because the companies issuing them do not have substantial financial strength. The issuers may find it harder to meet their debt obligations when consumers and businesses rein in spending, as most do in a lethargic economy. So, with the uncertain economic situation, the high-yield market bounced around a great deal during the period, rising on the suggestion of a return to economic growth and dipping on news of downward revisions in corporate earnings. During the final five weeks, the market rallied, after the Federal Reserve trimmed interest rates by 0.50% in an attempt to stimulate economic growth.
   Default rates for high-yield bonds, which are generally higher for junk bonds than for higher rated securities, had risen to record levels in the first half of the year, which certainly added to investors' unease. Fortunately, the default rate dipped a bit during this most recent period. Even better news is that the number of distressed securities, or those trading at yields of 20% or greater, declined. Distressed securities could possibly be next year's defaulted bonds, so a lower number of bonds in the "distressed" category could mean fewer defaults in the future.
   The Fund's performance improved as the market regained some strength. And, in some cases, the bonds that were most detrimental to results in early 2002--for instance, telecommunications issues--became the biggest contributors to performance. Bonds in the telecom sector had been beaten down to very low levels after WorldCom declared bankruptcy, but bounced back strongly after September.
   Another sector that generated gains was autos and transportation. Some auto manufacturers have reduced their costs so that, despite lower sales volumes, they can still be profitable. The improved financial outlook means that banks are more willing to lend to them, to meet short-term liquidity needs. That, in turn, lowers the possibility that a company will miss an interest payment on its bonds.
   Much of the Fund's underperformance was due to the airline and utilities bonds in the portfolio. The entire airline industry has been slow to recover from a sharp falloff in business after September 11th events. As for the utilities sector, the explanation is overcapacity. There is simply more power available than customers need, a fact that keeps prices down and hurts corporate revenue streams.
   The other reason for the lagging results is the portfolio's improved credit quality. With the market in a freefall earlier in the year, we opted to trade some of the lowest-rated bonds, which were suffering the most, for relatively higher-rated (e.g., single-B) high-yield bonds and even some investment-grade bonds. As it turned out, the lower-rated issues enjoyed the biggest rebound between July and December.


                      2 | OPPENHEIMER HIGH INCOME FUND/VA

   We believe the rebound may continue, but not with the strength of the past few weeks. With the uncertain economy, the possibility of war with Iraq and terrorist activity worldwide, there are plenty of factors that could keep investor optimism in check, supporting a positive, but weaker market in the coming months. For this reason, we have positioned the portfolio somewhat conservatively. At the same time, we recognize that, by most measures, high-yield bonds are relatively inexpensive, and we have fully invested the Fund's assets. In our view, the portfolio is well positioned to withstand the present sluggish economy and perform solidly when the economy shifts into a higher gear. It is this combination of prudence and long-term perspective that make Oppenheimer High Income Fund/VA a part of The Right Way to Invest.




In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.



                      3 | OPPENHEIMER HIGH INCOME FUND/VA

FUND PERFORMANCE


Management's Discussion of Fund Performance. The twelve months ended December 31, 2002 proved to be a very challenging period for Oppenheimer High Income Fund/VA. The Fund delivered negative performance and underperformed the high-yield market during the one-year period. Economic stagnation coupled with high default rates for high-yield bonds influenced the Fund's dismal numbers. After the September 11, 2001 attacks, the slow recovery in the airline industry and overcapacity in the utilities sector proved detrimental to the airline and utilities bonds in the portfolio that detracted most from overall performance. The Fund's performance improved after the markets regained some strength. Bonds in the telecom sector as well as auto and transportation generated gains for the Fund during the period. In light of the uncertain economy and continued geopolitical risks, we have positioned the Fund conservatively, but also were fully invested at the end of the period, believing that high-yield bonds are currently attractively priced. The Fund's holdings, strategy and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow shows the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2002. In the case of Non-Service, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



                      4 | OPPENHEIMER HIGH INCOME FUND/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer High Income     Merrill Lynch High
               Fund/VA (Non-Service)      Yield Master Index
12/31/92              10,000                    10,000
3/31/93               10,997                    10,621
6/30/93               11,611                    11,045
9/30/93               11,950                    11,326
12/31/93              12,634                    11,718
3/31/94               12,397                    11,502
6/30/94               12,431                    11,368
9/30/94               12,551                    11,523
12/31/94              12,232                    11,582
3/31/95               12,771                    12,281
6/30/95               13,589                    13,060
9/30/95               14,101                    13,441
12/31/95              14,723                    13,888
3/31/96               15,265                    14,090
6/30/96               15,651                    14,284
9/30/96               16,311                    14,841
12/31/96              16,969                    15,425
3/31/97               17,038                    15,586
6/30/97               17,772                    16,326
9/30/97               18,749                    16,965
12/31/97              19,042                    17,403
3/31/98               19,793                    17,888
6/30/98               19,949                    18,187
9/30/98               18,528                    17,537
12/31/98              19,100                    18,040
3/31/99               19,771                    18,235
6/30/99               19,826                    18,358
9/30/99               19,603                    18,128
12/31/99              19,919                    18,324
3/31/00               19,650                    17,994
6/30/00               19,795                    18,106
9/30/00               20,043                    18,352
12/31/00              19,174                    17,629
3/31/01               19,987                    18,725
6/30/01               19,552                    18,487
9/30/01               18,430                    17,740
12/31/01              19,552                    18,723
3/31/02               19,668                    19,090
6/30/02               18,855                    17,917
9/30/02               18,169                    17,352
12/31/02              19,084                    18,509

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/02 1-Year -2.40% 5-Year 0.04% 10-Year 6.68%

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer High Income     Merrill Lynch High
                 Fund/VA (Service)        Yield Master Index
9/18/01               10,000                     10,000
9/30/01                9,583                     10,000
12/31/01              10,167                     10,554
3/31/02               10,225                     10,761
6/30/02                9,789                     10,100
9/30/02                9,432                      9,781
12/31/02               9,895                     10,433

Average Annual Total Returns of Service shares of the Fund at 12/31/02 1-Year -2.67% Since Inception -0.82%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception dates of the Fund were 4/30/86 for the Non-Service shares and 9/18/01 for its Service shares. The performance information in the graphs for the Merrill Lynch High Yield Master Index begins on 12/31/92 in the first graph and on 9/30/01 for the second graph.
Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.



                      5 | OPPENHEIMER HIGH INCOME FUND/VA

                                                            Financial Statements
                                                                      Pages 7-29





                      6 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Asset-Backed Securities--0.1%
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 1
(Cost $497,606)                       $   500,000     $     519,063

--------------------------------------------------------------------
Corporate Loans--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities
Term Loan, 11.111%, 1/1/02 1,2,3
(Cost $966,644)                           986,362             4,932

--------------------------------------------------------------------
Mortgage-Backed Obligations--2.8%
AMRESCO Commercial Mortgage
Funding I Corp., Multiclass Mtg.
Pass-Through Certificates,
Series 1997-C1, Cl. H, 7%,
6/17/29 4                                 200,000           182,563
--------------------------------------------------------------------
Asset Securitization Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1996-D2, Cl. A3,
7.499%, 2/14/29 5                       3,000,000         3,150,201
Series 1997-D4, Cl. B1,
7.525%, 4/14/29                           167,000           164,220
Series 1997-D4, Cl. B2,
7.525%, 4/14/29                           167,000           139,732
Series 1997-D4, Cl. B3,
7.525%, 4/14/29                           166,000           132,722
--------------------------------------------------------------------
CBA Mortgage Corp., Commercial
Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. F, 6.72%, 12/25/03 4  700,000           696,631
--------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.114%,
4/29/39 1,5                               300,000           304,828
Series 1997-CHL1, Cl. E, 8.114%,
4/29/39 1,5                             1,500,000         1,285,782
--------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.428%,
2/15/28 1,5                               835,342           847,873
Series 1997-RR, Cl. D, 7.727%,
4/30/39 4,5                             2,150,116         1,989,529
--------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl. F,
7.452%, 5/20/07 4                         509,780           495,946
--------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1,
6.957%, 4/25/26 1,5                       811,029           659,468
                                                      --------------
Total Mortgage-Backed Obligations
(Cost $9,518,632)                                        10,049,495


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Corporate Bonds and Notes--80.2%
--------------------------------------------------------------------
Consumer Discretionary--26.7%
--------------------------------------------------------------------
Auto Components--2.4%
American Axle & Manufacturing, Inc.,
9.75% Sr. Sub. Nts., 3/1/09          $    400,000      $    431,000
--------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts.,
8/15/07 2,3                               400,000            92,000
--------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10    800,000           804,000
--------------------------------------------------------------------
Collins & Aikman Products Co.,
10.75% Sr. Nts., 12/31/11                 500,000           478,750
--------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                 1,180,000         1,144,600
10.125% Nts., 3/15/10                     500,000           508,750
--------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12      1,000,000         1,010,000
9% Sr. Sub. Nts., Series B,
5/1/09 [EUR]                              300,000           292,782
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09 400,000           366,000
--------------------------------------------------------------------
Exide Corp., 10% Sr. Unsec. Nts.,
4/15/05 1,2,3                             600,000            54,000
--------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
8.125% Unsub. Nts., 3/15/03               200,000           200,121
--------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                       1,400,000         1,487,500
--------------------------------------------------------------------
Metaldyne Corp., 11% Sr. Sub. Nts.,
6/15/12                                   750,000           618,750
--------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts.,
5/1/12                                  1,100,000         1,056,000
                                                      --------------
                                                          8,544,253

--------------------------------------------------------------------
Automobiles--0.9%
Ford Motor Credit Co.:
7.25% Nts., 10/25/11                    2,360,000         2,296,816
7.375% Unsec. Nts., 2/1/11              1,000,000           973,841
                                                      --------------
                                                          3,270,657

--------------------------------------------------------------------
Hotels, Restaurants & Leisure--7.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08 1                                 940,000           286,700
--------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                   450,000           463,500
--------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub. Nts.,
4/15/09                                   800,000           836,000
--------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                   800,000           836,000
--------------------------------------------------------------------
Buffets, Inc., 11.25% Sr. Sub. Nts.,
7/15/10 4                                 200,000           190,000
--------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/1995 1,2,3             9,500                --




                      7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Hotels, Restaurants & Leisure Continued
Coast Hotels & Casinos, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/09         $  1,100,000      $  1,182,500
--------------------------------------------------------------------
Family Restaurants, Inc., 10.875%
Sr. Sub. Disc. Nts., 2/1/04 1,2,3         100,000             1,000
--------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                      700,000           716,981
7.625% Nts., 12/1/12                      500,000           505,796
--------------------------------------------------------------------
Hollywood Casino Corp.,
11.25% Sr. Sec. Nts., 5/1/07 1            500,000           542,500
--------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr.
Unsec. Sub. Nts., Series B, 2/15/07       500,000           445,000
--------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08  900,000           922,500
--------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr.
Sub. Nts., 3/15/12                      1,000,000         1,045,000
--------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12        900,000           909,000
--------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
3/1/06                                  1,000,000         1,015,000
--------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr.
Unsec. Sub. Nts., Series B, 8/1/07        800,000           882,000
--------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec.
Sub. Nts., 2/1/11 6                     1,700,000         1,840,250
--------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8% Sr. Sub. Nts., 4/1/12                  700,000           733,250
8.375% Sr. Sub. Nts., 7/1/11            1,200,000         1,267,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09      1,500,000         1,582,500
--------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10           1,500,000         1,533,750
--------------------------------------------------------------------
Penn National Gaming, Inc.,
8.875% Sr. Sub. Nts., 3/15/10             600,000           618,000
--------------------------------------------------------------------
Premier Parks, Inc., 0%/10% Sr.
Disc. Nts., 4/1/08 7                    1,200,000         1,167,000
--------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr.
Sub. Nts., 5/1/12                         400,000           390,000
--------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                   900,000           841,500
--------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10  400,000           378,000
--------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875% Nts., 5/1/12 4  1,500,000         1,492,500
--------------------------------------------------------------------
Sun International Hotels Ltd., 8.875%
Sr. Unsec. Sub. Nts., 8/15/11           1,000,000         1,025,000
--------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Unsec. Sub.
Nts., 5/15/09                             700,000           721,000
--------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas
Sands, Inc., 11% Bonds, 6/15/10 4         550,000           577,500
--------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts.,
7/1/12                                    600,000           627,000
                                                      --------------
                                                         25,574,227


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Household Durables--2.3%
Beazer Homes USA, Inc., 8.375% Sr.
Nts., 4/15/12                          $  500,000       $   517,500
--------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                  200,000           196,000
9.75% Sr. Sub. Nts., 9/15/10              300,000           309,000
--------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec.
Sub. Debs., 2/15/10                       600,000           657,000
--------------------------------------------------------------------
Interface, Inc., 10.375% Sr. Nts., 2/1/10 500,000           487,500
--------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Sub. Nts., 4/1/12            1,000,000           960,000
--------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08            150,000           156,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11       350,000           372,750
--------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts.,
6/1/11                                    500,000           525,000
--------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/05                                  800,000           781,000
--------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub.
Nts., 4/15/12                             700,000           679,000
--------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11  500,000           505,000
--------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12              800,000           724,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11     600,000           582,000
--------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr.
Unsec. Nts., 6/1/07                     1,000,000           930,000
                                                      --------------
                                                          8,381,750

--------------------------------------------------------------------
Internet & Catalog Retail--0.4%
Amazon.com, Inc., 0%/10% Sr. Unsec.
Disc. Nts., 5/1/08 7                    1,300,000         1,306,500
--------------------------------------------------------------------
Media--10.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2          360,000           135,000
8.125% Sr. Nts., Series B, 7/15/03 2    1,000,000           375,000
8.375% Sr. Nts., Series B, 2/1/08 2     1,000,000           375,000
10.25% Sr. Unsec. Nts., 11/1/06 2         200,000            76,000
--------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Sub Nts., 12/15/12 4          1,500,000         1,509,375
--------------------------------------------------------------------
AMC Entertainment, Inc., 9.50%
Sr. Unsec. Sub. Nts., 2/1/11            1,200,000         1,188,000
--------------------------------------------------------------------
AOL Time Warner, Inc., 6.875% Nts.,
5/1/12                                    850,000           899,548
--------------------------------------------------------------------
Block Communications, Inc., 9.25%
Sr. Sub. Nts., 4/15/09                    600,000           622,500
--------------------------------------------------------------------
British Sky Broadcasting Group plc:
6.875% Nts., 2/23/09                      800,000           819,224
8.20% Sr. Unsec. Nts., 7/15/09            800,000           865,322
--------------------------------------------------------------------
Carmike Cinemas, Inc., 10.375% Gtd.
Sr. Sub. Nts., Series B, 2/1/09         1,250,000         1,139,062


                      8 | OPPENHEIMER HIGH INCOME FUND/VA

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Media Continued
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B,
12/15/07                              $   300,000       $   313,875
8.75% Sr. Unsec. Sub. Nts.,
Series B, 6/15/07 1,6                     400,000           419,500
--------------------------------------------------------------------
Charter Communications
Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11 7                                  600,000           213,000
0%/11.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/11 7                               1,500,000           382,500
8.625% Sr. Unsec. Nts., 4/1/09          1,200,000           540,000
10% Sr. Nts., 4/1/09                      500,000           225,000
11.125% Sr. Unsec. Nts., 1/15/11          600,000           274,500
--------------------------------------------------------------------
Cinemark USA, Inc., 9.625% Sr. Sub.
Nts., Series B, 8/1/08                    250,000           251,250
--------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
3/1/10 1,2,3                            1,000,000           125,000
--------------------------------------------------------------------
Comcast Cable Communications, Inc.,
6.75% Sr. Unsub. Nts., 1/30/11          1,100,000         1,146,665
--------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr.
Sub. Nts., 3/1/12                         800,000           851,000
--------------------------------------------------------------------
Cox Communications, Inc.:
7.125% Nts., 10/1/12                    1,000,000         1,112,718
7.75% Sr. Nts., 11/1/10                 1,000,000         1,140,658
--------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11           3,100,000         2,925,625
--------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr.
Unsec. Sub. Nts., 7/1/08                  400,000           432,500
--------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr.
Disc. Nts., Series B, 3/1/08 1,2,3,7      500,000            12,500
--------------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                  300,000           317,250
9.375% Sr. Unsec. Nts., 2/1/09            650,000           690,625
10.375% Sr. Unsec. Nts., 10/1/07        1,800,000         1,957,500
--------------------------------------------------------------------
Emmis Communications Corp.,
8.125% Sr. Unsec. Sub. Nts., Series B,
3/15/09                                   800,000           832,000
--------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09             600,000           627,000
--------------------------------------------------------------------
Garden State Newspapers, Inc.,
8.75% Sr. Sub. Nts., 10/1/09              500,000           510,000
--------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                            500,000           540,625
--------------------------------------------------------------------
Hollinger International Publishing, Inc.,
9% Sr. Nts., 12/15/10 4                   600,000           608,250
--------------------------------------------------------------------
Lamar Media Corp.:
7.25% Sr. Sub. Nts., 1/1/13 4             200,000           204,250
9.625% Sr. Unsec. Sub. Nts., 12/1/06      500,000           517,500
--------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts.,
7/15/09                                 1,750,000         1,900,822
--------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13            300,000           271,500


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Media Continued
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23              $  625,000        $  695,196
--------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts.,
2/1/12 4                                1,200,000         1,152,000
--------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 4               700,000           752,500
10.875% Sr. Sub. Nts., 12/15/12 4       1,000,000         1,095,000
--------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                    300,000           322,500
--------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr. Sub. Nts.,
Series B, 2/1/12                        1,500,000         1,605,000
--------------------------------------------------------------------
Rogers Communications, Inc., 8.75%
Sr. Nts., 7/15/07 [CAD]                   500,000           301,462
--------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12                 900,000           942,750
8% Sr. Sub. Nts., 3/15/12 4               700,000           733,250
--------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09      600,000           624,000
--------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts.,
Series B, 11/1/09 2,3,7                 1,000,000            65,000
10.875% Sr. Unsec. Nts., Series B,
8/1/09 2,3                                600,000            48,000
11.25% Sr. Nts., Series B,
11/1/09 2,3 [EUR]                         500,000            31,482
--------------------------------------------------------------------
Vertis, Inc., 10.875% Sr. Nts.,
6/15/09 4                                 400,000           418,000
--------------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09            600,000           591,000
                                                      --------------
                                                         36,724,784
--------------------------------------------------------------------
Multiline Retail--0.5%
J. C. Penney Co., Inc., 7.60% Nts.,
4/1/07                                  1,000,000         1,017,500
--------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08           250,000           250,000
9.875% Nts., 10/1/11                      600,000           630,000
                                                      --------------
                                                          1,897,500
--------------------------------------------------------------------
Specialty Retail--2.4%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                 600,000           525,000
--------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                  1,200,000         1,218,000
--------------------------------------------------------------------
Building Materials Corp., 8% Sr. Nts.,
12/1/08                                   300,000           241,500
--------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts.,
6/15/06                                   900,000           967,500
--------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08                                    900,000           796,500
--------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts.,
5/1/08                                    600,000           567,000



                      9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Specialty Retail Continued
Gap, Inc. (The): 6.90% Nts., 9/15/07   $  650,000  $        637,000
10.55% Unsub. Nts., 12/15/08              200,000           219,000
--------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11             800,000           820,000
--------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11             750,000           829,688
--------------------------------------------------------------------
United Auto Group, Inc., 9.625% Sr.
Sub. Nts., 3/15/12 4                      200,000           195,000
--------------------------------------------------------------------
United Rentals (North America), Inc.:
10.75% Sr. Nts., 4/15/08 4                500,000           495,000
10.75% Sr. Unsec. Nts., 4/15/08           600,000           600,000
--------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B,
4/1/09                                    200,000           160,500
9.25% Sr. Unsec. Sub. Nts.,
Series B, 1/15/09                         400,000           329,000
                                                      --------------
                                                          8,600,688

--------------------------------------------------------------------
Textiles & Apparel--0.7%
Galey & Lord, Inc., 9.125% Sr. Unsec.
Sub. Nts., 3/1/08 1,2,3                   700,000            73,500
--------------------------------------------------------------------
Levi Strauss & Co.:
6.80% Nts., 11/1/03                       855,000           846,450
11.625% Sr. Unsec. Nts., 1/15/08          200,000           196,500
12.25% Sr. Nts., 12/15/12 4               600,000           591,000
--------------------------------------------------------------------
Polymer Group, Inc., 8.75% Sr. Sub. Nts.,
3/1/08 1,2,3                            1,500,000           307,500
--------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10     600,000           645,000
                                                      --------------
                                                          2,659,950

--------------------------------------------------------------------
Consumer Staples--4.9%
--------------------------------------------------------------------
Beverages--0.3%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12             500,000           520,000
--------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts.,
Series B, 2/1/05                          800,000           629,000
                                                      --------------
                                                          1,149,000

--------------------------------------------------------------------
Food & Drug Retailing--0.8%
Delhaize America, Inc.,
8.125% Unsub. Debs., 4/15/11            1,000,000           968,925
--------------------------------------------------------------------
Fleming Cos., Inc., 10.125% Sr. Unsec.
Nts., 4/1/08                              700,000           605,500
--------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The):
7.75% Nts., 4/15/07                       200,000           145,000
9.125% Sr. Nts., 12/15/11                 400,000           294,000
--------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
10/15/07                                  325,000           293,312
--------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts.,
2/1/12                                    300,000           277,500
--------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts.,
5/31/09 1,2,3,8                           476,601            85,788


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Food & Drug Retailing Continued
Winn-Dixie Stores, Inc., 8.875% Sr. Nts.,
4/1/08                               $    300,000     $     308,250
                                                      --------------
                                                          2,978,275
--------------------------------------------------------------------
Food Products--2.5%
American Seafood Group LLC,
10.125% Sr. Sub. Nts., 4/15/10            500,000           512,500
--------------------------------------------------------------------
Aurora Foods, Inc., 8.75% Sr. Sub. Nts.,
Series B, 7/1/08                          500,000           245,000
--------------------------------------------------------------------
Burns Philp Capital Pty Ltd.,
9.75% Sr. Sub. Nts., 7/15/12 4            400,000           386,000
--------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12 4        1,000,000         1,025,000
9.25% Sr. Unsec. Sub. Nts., 5/15/11       100,000           104,625
--------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec.
Sub. Nts., 5/15/07                        490,000           387,100
--------------------------------------------------------------------
Dole Food Co., Inc.:
6.375% Nts., 10/1/05                      400,000           425,475
7.25% Sr. Nts., 5/1/09                    900,000           872,708
--------------------------------------------------------------------
Michael Foods, Inc., 11.75% Sr. Unsec.
Sub. Nts., 4/1/11                         400,000           450,000
--------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts.,
2/15/09 1                                 200,000           110,000
--------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08      925,000           906,500
 8% Sr. Nts., Series B, 10/15/09          900,000           922,500
--------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sec. Sub. Nts., 11/15/07 1     600,000           636,000
--------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts.,
10/1/09 4                               1,000,000           950,000
--------------------------------------------------------------------
United Biscuits Finance plc, 10.625%
Sr. Sub. Nts., 4/15/11 1 [EUR]          1,000,000         1,183,854
                                                      --------------
                                                          9,117,262

--------------------------------------------------------------------
Household Products--1.3%
AKI Holdings Corp., 0%/13.50% Sr.
Disc. Debs., 7/1/09 7                     580,000           496,625
--------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec.
Nts., 7/1/08                            1,000,000           976,250
--------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc.,
9.50% Sr. Sub. Nts., 8/15/09              600,000           654,000
--------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr.
Unsec. Sub. Nts., Series B, 11/15/07      300,000           201,000
--------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec.
Sub. Nts., 6/1/11                       1,000,000         1,110,000
--------------------------------------------------------------------
Revlon Consumer Products Corp.,
12% Sr. Sec. Nts., 12/1/05              1,200,000         1,164,000
--------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr.
Unsec. Sub. Nts., 7/1/08 1,2,3            600,000                --
                                                      --------------
                                                          4,601,875


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Energy--5.7%
--------------------------------------------------------------------
Energy Equipment & Services--2.1%
BRL Universal Equipment Corp.,
8.875% Sr. Sec. Nts., 2/15/08          $  750,000        $  783,750
--------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                   400,000           404,000
--------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/15/08 1        1,025,000           258,812
--------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Nts.,
12/15/09 4                                300,000           313,500
--------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr.
Sec. Nts., Trust 2001, Cl. A, 9/1/08 4    500,000           490,000
--------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc.,
10.625% Sr. Nts., 8/1/08                1,500,000         1,590,000
--------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec.
Nts., 6/1/08                            1,600,000         1,448,000
--------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr.
Nts., 5/1/09                              600,000           633,750
--------------------------------------------------------------------
Universal Compression Holdings, Inc.,
0%/9.875% Sr. Disc. Nts., 2/15/08 1,7   1,700,000         1,759,500
                                                       -------------
                                                          7,681,312

--------------------------------------------------------------------
Oil & Gas--3.6%
--------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub.
Nts., 6/15/07                             500,000           427,500
--------------------------------------------------------------------
Chesapeake Energy Corp.:
8.125% Sr. Unsec. Nts., 4/1/11          1,000,000         1,035,000
8.375% Sr. Unsec. Nts., 11/1/08         1,000,000         1,040,000
9% Sr. Unsec. Nts., 8/15/12 4             300,000           316,500
--------------------------------------------------------------------
Forest Oil Corp.:
7.75% Sr. Nts., 5/1/14                  1,000,000         1,025,000
10.50% Sr. Unsec. Sub. Nts., 1/15/06      250,000           265,000
--------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09                                  800,000           828,000
--------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr.
Sub. Nts., 8/15/12                        600,000           641,094
--------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50%
Sr. Nts., 4/15/12                       1,000,000         1,083,476
--------------------------------------------------------------------
Pogo Producing Co.,
8.75% Sr. Sub. Nts.,
Series B, 5/15/07 1                       600,000           629,250
--------------------------------------------------------------------
Stone Energy Corp.:
8.25% Sr. Unsec. Sub. Nts., 12/15/11 1    800,000           836,000
8.75% Sr. Sub. Nts., 9/15/07 1            735,000           768,075
--------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                   575,000           592,969
--------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625% Sr.
Sub. Nts., 4/1/12                         800,000           524,000
--------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                      200,000           192,000
8.875% Nts., 7/15/12 4                    200,000           201,000
--------------------------------------------------------------------
Westport Resources Corp.:
8.25% Sr. Sub. Nts., 11/1/11 4            800,000           844,000
8.25% Sr. Unsec. Sub. Nts., 11/1/11       600,000           633,000


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Oil & Gas Continued
XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                              $  1,000,000      $  1,067,500
                                                       -------------
                                                         12,949,364

--------------------------------------------------------------------
Financials--2.9%
--------------------------------------------------------------------
Banks--0.7%
Bank Plus Corp., 12% Sr. Nts.,
7/18/07 1                                 517,000           556,421
--------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08     1,750,000           710,938
--------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts.,
9/8/04 1                                  800,000           826,000
--------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec.
Sub. Debs., 5/15/12 1                     400,000           390,000
                                                       -------------
                                                          2,483,359

--------------------------------------------------------------------
Diversified Financials--0.6%
AmeriCredit Corp., 9.875% Sr. Nts.,
4/15/06                                   800,000           676,000
--------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts.,
7/15/12                                   800,000           856,000
--------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts.,
11/15/09                                  500,000           175,000
--------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec.
Sub. Nts., 3/2/07                         600,000           672,000
                                                       -------------
                                                          2,379,000

--------------------------------------------------------------------
Real Estate--1.6%
Capstar Hotel Co., 8.75% Sr. Sub. Nts.,
8/15/07                                   200,000           135,000
--------------------------------------------------------------------
CB Richard Ellis Services, Inc., 11.25% Sr.
Unsec. Sub. Nts., 6/15/11                 300,000           277,500
--------------------------------------------------------------------
Corrections Corp. of America,
9.875% Sr. Nts., 5/1/09 4                 500,000           532,500
--------------------------------------------------------------------
Felcor Lodging LP:
8.50% Sr. Nts., 6/1/11                    780,000           772,200
9.50% Sr. Unsec. Nts., 9/15/08            200,000           205,000
--------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts.,
Series B, 8/1/08                        1,750,000         1,706,250
--------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr. Unsec.
Nts.,  8/15/08                            250,000           266,352
--------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr.
Unsec. Nts., 1/15/11                      400,000           350,000
--------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust,
9.75% Sr. Sec. Nts., Series B, 4/1/08 1 1,500,000         1,496,250
                                                       -------------
                                                          5,741,052

--------------------------------------------------------------------
Health Care--5.3%
--------------------------------------------------------------------
Health Care Equipment & Supplies--0.5%
Kinetic Concepts, Inc., 9.625% Sr. Unsec.
Sub. Nts., Series B, 11/1/07              400,000           416,000


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Health Care Equipment & Supplies Continued
Sybron Dental Specialties, Inc., 8.125%
Sr. Sub. Nts., 6/15/12                $   700,000       $   710,500
--------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75%
Sr. Unsec. Sub. Nts., 8/1/11              500,000           480,000
                                                      --------------
                                                          1,606,500

--------------------------------------------------------------------
Health Care Providers & Services--4.8%
Alliance Imaging, Inc., 10.375% Sr.
Unsec. Sub. Nts., 4/15/11               1,000,000           980,000
--------------------------------------------------------------------
AmerisourceBergen Corp., 7.25% Sr.
Nts., 11/15/12 4                          200,000           206,000
--------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625% Sr.
Unsec. Nts., 4/15/09                    1,125,000           950,625
--------------------------------------------------------------------
Extendicare Health Services, Inc.,
9.50% Sr. Nts., 7/1/10 4                  500,000           487,500
--------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                     1,600,000         1,580,000
--------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts., 6/15/11      100,000            97,500
--------------------------------------------------------------------
Hanger Orthopedic Group, Inc.,
10.375% Sr. Nts., 2/15/09                 400,000           416,000
--------------------------------------------------------------------
HCA, Inc.:
6.95% Sr. Nts., 5/1/12                  1,000,000         1,055,628
7.875% Sr. Nts., 2/1/11                   305,000           334,903
--------------------------------------------------------------------
HCA-Healthcare Co. (The), 8.75% Sr.
Nts., 9/1/10                              400,000           461,016
--------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12  1,950,000         1,618,500
--------------------------------------------------------------------
InSight Health Services Corp., 9.875%
Sr. Sub. Nts., 11/1/11                    500,000           482,500
--------------------------------------------------------------------
Magellan Health Services, Inc., 9.375%
Sr. Nts., 11/15/07 4                    1,000,000           795,000
--------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Sub. Nts.,
8/15/12 4                                 800,000           784,000
--------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75%
Sr. Unsec. Unsub. Nts., 6/1/09            900,000           967,500
--------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Sub.
Nts., 4/1/12 4                            600,000           603,750
--------------------------------------------------------------------
Select Medical Corp., 9.50% Sr. Unsec.
Sub. Nts., 6/15/09                        200,000           208,000
--------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr.
Unsec. Sub. Nts., 7/1/08                1,800,000         1,998,000
--------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                1,460,000         1,316,583
6.50% Sr. Nts., 6/1/12                    400,000           362,738
--------------------------------------------------------------------
Unilab Corp., 12.75% Sr. Sub. Nts.,
10/1/09 1                                 250,000           292,500
--------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub.
Nts., 2/1/12                              300,000           306,000
--------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub.
Nts., 12/1/09                           1,000,000         1,085,000
                                                      --------------
                                                         17,389,243


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Pharmaceuticals--0.0%
aaiPharma, Inc., 11% Sr. Sub. Nts.,
4/1/10                                 $  100,000        $  100,500
--------------------------------------------------------------------
Industrials--11.5%
--------------------------------------------------------------------
Aerospace & Defense--1.0%
Alliant Techsystems, Inc., 8.50% Sr.
Unsec. Sub. Nts., 5/15/11                 900,000           976,500
--------------------------------------------------------------------
American Plumbing & Mechanical, Inc.,
11.625% Sr. Sub. Nts.,
Series B, 10/15/08 1                      500,000           147,500
--------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Sub.
Nts., 12/15/10 4                          500,000           511,250
--------------------------------------------------------------------
L-3 Communications Corp., 7.625% Sr.
Sub. Nts., 6/15/12                        800,000           828,000
--------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Sub. Nts.,
12/15/12 4                                700,000           721,000
--------------------------------------------------------------------
TransDigm, Inc., 10.375% Sr. Sub. Nts.,
12/1/08                                   400,000           416,000
                                                      --------------
                                                          3,600,250

--------------------------------------------------------------------
Air Freight & Couriers--0.0%
Atlas Air, Inc., 9.25% Sr. Nts., 4/15/08  500,000           106,250
--------------------------------------------------------------------
Airlines--0.4%
America West Airlines, Inc., 10.75% Sr.
Nts., 9/1/05                            1,000,000           405,000
--------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                     800,000           336,000
10.50% Sr. Nts., 8/1/04                 1,800,000           756,000
                                                      --------------
                                                          1,497,000

--------------------------------------------------------------------
Building Products--0.5%
Associated Materials, Inc., 9.75% Sr. Sub.
Nts., 4/15/12                             700,000           742,000
--------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds,
6/24/10 4                                 355,902           382,529
--------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07  200,000           206,000
9.875% Sr. Unsec. Sub. Nts., 6/15/11      400,000           402,500
                                                      --------------
                                                          1,733,029

--------------------------------------------------------------------
Commercial Services & Supplies--4.7%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B,
1/1/09                                    400,000           396,000
8.50% Sr. Sub. Nts., 12/1/08            1,300,000         1,313,000
8.875% Sr. Nts., Series B, 4/1/08         900,000           918,000
9.25% Sr. Nts., 9/1/12 4                2,300,000         2,369,000
10% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                          700,000           698,250
--------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub.
Nts., Series B, 11/15/05 1,2,3            200,000             3,000
--------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec.
Nts., 4/1/06 2,3                          900,000           202,500
--------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec.
Sub. Nts., 11/1/09                        600,000           561,000


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Commercial Services & Supplies Continued
Coinmach Corp., 9% Sr. Nts., 2/1/10   $   800,000       $   843,000
--------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07 1                                  625,000           650,000
--------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 1           250,000           189,063
--------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15              500,000           502,500
8.625% Sr. Unsec. Sub. Nts., 4/1/13     2,100,000         2,205,000
--------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub.
Nts., Series B, 4/1/09 1,2,3              550,000               715
--------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09              750,000           731,250
--------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                   400,000           358,000
--------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Sub. Nts.,
12/1/12 4                                 600,000           603,000
--------------------------------------------------------------------
Protection One, Inc./Protection One
Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05           900,000           742,500
--------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub.
Nts., Series B, 11/15/09                  488,000           561,200
--------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr.
Sub. Nts., 4/1/09                         700,000           733,250
--------------------------------------------------------------------
Waste Management, Inc.:
6.375% Nts., 11/15/12 4                 1,000,000         1,030,926
7.375% Sr. Unsub. Nts., 8/1/10          1,300,000         1,424,463
                                                      --------------
                                                         17,035,617

--------------------------------------------------------------------
Construction & Engineering--0.1%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09 1  100,000            92,500
9.375% Sr. Sub. Nts., Series C, 2/1/09 1  100,000            92,500
--------------------------------------------------------------------
URS Corp., 11.50% Sr. Nts., 9/15/09 4     300,000           268,500
                                                      --------------
                                                            453,500

--------------------------------------------------------------------
Electrical Equipment--0.0%
Dayton Superior Corp., 13% Sr. Unsec.
Sub. Nts., 6/15/09                        100,000            86,500
--------------------------------------------------------------------
Industrial Conglomerates--1.5%
Great Lakes Dredge & Dock Corp.,
11.25% Sr. Unsec. Sub. Nts., 8/15/08    1,715,000         1,794,319
--------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10 1            1,500,000           600,000
--------------------------------------------------------------------
Tyco International Group SA:
6.25% Unsec. Unsub. Nts., 6/15/03         800,000           794,103
6.375% Nts., 10/15/11                     200,000           187,367
6.375% Nts., 10/15/11                   2,150,000         2,014,197
                                                      --------------
                                                          5,389,986


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Machinery--2.2%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09                                $   378,000      $    444,150
--------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts.,
5/1/08                                  1,000,000         1,085,000
--------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09   500,000           313,750
--------------------------------------------------------------------
Cummins, Inc., 9.50% Sr. Nts., 12/1/10    700,000           749,000
--------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr.
Unsec. Sub. Nts., 3/1/08 1                850,000           603,500
--------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr.
Sub. Nts., 8/1/12 4                       800,000           834,000
--------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09   600,000           603,000
--------------------------------------------------------------------
Roller Bearing Co. of America, Inc.,
9.625% Sr. Sub. Nts., Series B, 6/15/07   560,000           529,900
--------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13       1,600,000         1,630,000
--------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08       510,000           462,187
9.25% Sr. Unsec. Sub. Nts., 7/15/11       800,000           733,000
                                                      --------------
                                                          7,987,487

--------------------------------------------------------------------
Marine--0.8%
CP Ships Ltd., 10.375% Sr. Nts.,
7/15/12                                 1,000,000         1,055,000
--------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each
unit consists of $1,000 principal amount
of 12% first priority ship mtg. sr. sec.
nts., 7/15/05 and one warrant to purchase
five shares of common stock) 1,2,3,9      700,000           350,000
--------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts.,
6/30/07 2,4                             1,000,000           307,500
--------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
10.50% Sec. Nts., 12/31/07 4              349,808           142,109
--------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts.,
2/15/08                                 1,500,000           982,500
                                                       -------------
                                                          2,837,109

--------------------------------------------------------------------
Road & Rail--0.3%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                   500,000           530,000
--------------------------------------------------------------------
Stena AB, 9.625% Sr. Nts., 12/1/12 4      600,000           622,500
                                                       -------------
                                                          1,152,500

--------------------------------------------------------------------
Information Technology--3.0%
--------------------------------------------------------------------
Communications Equipment--0.4%
CellNet Data Systems, Inc., 14% Sr.
Unsec. Disc. Nts., 10/1/07 1,2,3        1,834,000                --
--------------------------------------------------------------------
Motorola, Inc., 7.625% Sr. Nts.,
11/15/10                                1,000,000         1,025,559
--------------------------------------------------------------------
Orion Network Systems, Inc., 12.50%
Sr. Disc. Nts., 1/15/07 1               1,150,000           301,875
                                                       -------------
                                                          1,327,434


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Computers & Peripherals--0.3%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09 4               $    900,000       $   936,000
--------------------------------------------------------------------
Electronic Equipment & Instruments--1.4%
ChipPAC International Co. Ltd., 12.75%
Sr. Unsec. Sub. Nts., Series B, 8/1/09    500,000           527,500
--------------------------------------------------------------------
Fisher Scientific International, Inc.:
8.125% Sr. Sub. Nts., 5/1/12              900,000           936,000
9% Sr. Unsec. Sub. Nts., 2/1/08           750,000           785,625
9% Sr. Unsec. Sub. Nts., 2/1/08 1         365,000           382,337
--------------------------------------------------------------------
Flextronics International Ltd., 9.875%
Sr. Unsec. Sub. Nts., 7/1/10              700,000           757,750
--------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec.
Sub. Nts., 8/15/08                      1,200,000         1,272,000
--------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07 2,3                             1,200,000            30,000
--------------------------------------------------------------------
PerkinElmer, Inc., 8.875% Sr. Sub. Nts.,
1/15/13 4                                 600,000           594,000
                                                      --------------
                                                          5,285,212

--------------------------------------------------------------------
Internet Software & Services--0.1%
Equinix, Inc., 13% Sr. Unsec. Nts.,
12/1/07 1,2                             1,000,000           165,000
--------------------------------------------------------------------
Exodus Communications, Inc., 10.75%
Sr. Nts., 12/15/09 1,2,3 [EUR]          1,000,000            47,223
--------------------------------------------------------------------
FirstWorld Communications, Inc.,
0%/13% Sr. Disc. Nts., 4/15/08 1,2,3,7    500,000               625
--------------------------------------------------------------------
Globix Corp., 9.075% Sr. Nts., 4/26/08     98,360            70,819
--------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts.,
12/1/06 1,2,3 [EUR]                     1,000,000            69,523
11% Sr. Nts., 8/1/09 1,2,3                919,280            32,175
                                                     --------------
                                                            385,365

--------------------------------------------------------------------
IT Consulting & Services--0.0%
Comforce Operating, Inc., 12% Sr. Nts.,
Series B, 12/1/07 1                       350,000           159,250
--------------------------------------------------------------------
Office Electronics--0.1%
ASAT Finance LLC, 12.50% Sr. Unsec.
Nts., 11/1/06                             325,000           245,375
--------------------------------------------------------------------
Xerox Corp., 7.15% Nts., 8/1/04           200,000           194,000
                                                      --------------
                                                            439,375

--------------------------------------------------------------------
Semiconductor Equipment & Products--0.7%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06             200,000           172,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08       800,000           680,000
--------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07          850,000           896,750
10.50% Sr. Unsec. Sub. Nts., 2/1/09       750,000           813,750
                                                      --------------
                                                          2,562,500

--------------------------------------------------------------------
Materials--9.5%
--------------------------------------------------------------------
Chemicals--2.2%
Applied Extrusion Technologies, Inc.,
10.75% Sr. Nts., Series B, 7/1/11     $   450,000      $    292,500
--------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
Series B, 12/1/07                         250,000           101,250
--------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr.
Sub. Nts., 8/15/11                      1,200,000         1,320,000
--------------------------------------------------------------------
Equistar Chemicals LP, 8.75% Sr. Unsec.
Nts., 2/15/09                             600,000           525,712
--------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                              100,000            79,755
Zero Coupon Sr. Unsec. Disc. Nts.,
13.09%, 12/31/09 10                       400,000            92,000
--------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr.
Nts., 3/1/09                              800,000           804,000
--------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub.
Nts., 7/1/11                              500,000           520,000
--------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
12/15/09                                  300,000           262,500
--------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                 600,000           561,000
9.625% Sr. Sec. Nts., Series A, 5/1/07    600,000           579,000
9.875% Sec. Nts., Series B, 5/1/07        800,000           772,000
10.875% Sr. Sub. Nts., 5/1/09             200,000           172,000
--------------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec. Sub. Nts.,
Series B, 2/28/11                       1,200,000         1,323,000
--------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts.,
12/15/11                                  100,000            54,500
--------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec.
Nts., 12/31/08                            319,909           225,536
--------------------------------------------------------------------
Pioneer Cos., Inc., 4.90% Sr. Sec. Nts.,
12/31/06 5                                106,636            74,245
--------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07               383,000           248,950
11.25% Sr. Sub. Nts., 8/15/06 2,3         300,000                --
                                                      --------------
                                                          8,007,948

--------------------------------------------------------------------
Containers & Packaging--3.8%
Ball Corp.:
6.875% Sr. Nts., 12/15/12 4               400,000           404,000
7.75% Sr. Unsec. Nts., 8/1/06 1           700,000           738,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08        800,000           846,000
--------------------------------------------------------------------
Graphic Packaging Corp., 8.625% Sub.
Nts., 2/15/12                           1,000,000         1,057,500
--------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Nts.,
10/1/12 4                                 800,000           820,000
--------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts.,
10/1/12 4                                 800,000           836,000




                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Containers & Packaging Continued
Owens-Brockway Glass Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12 4        $  750,000       $   765,000
8.75% Sr. Sec. Nts., 11/15/12 4           600,000           612,000
8.875% Sr. Sec. Nts., 2/15/09           1,300,000         1,345,500
--------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr.
Unsec. Sub. Nts., 4/1/09                  750,000           808,125
--------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07           500,000           520,000
10.875% Sr. Sub. Nts., 4/1/08             500,000           505,000
--------------------------------------------------------------------
Silgan Holdings, Inc., 9% Sr. Sub. Debs.,
6/1/09                                    600,000           628,500
--------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                   900,000           927,000
9.25% Sr. Unsec. Nts., 2/1/08           1,000,000         1,062,500
9.75% Sr. Unsec. Nts., 2/1/11           1,000,000         1,075,000
--------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Sub. Nts.,
6/15/12 4                               1,000,000           995,000
                                                      --------------
                                                         13,945,625

--------------------------------------------------------------------
Metals & Mining--2.3%
AK Steel Corp., 7.75% Sr. Unsec. Nts.,
6/15/12 4                                 900,000           911,250
--------------------------------------------------------------------
California Steel Industries Corp., 8.50%
Sr. Unsec. Nts., Series B, 4/1/09         300,000           303,750
--------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec.
Nts., 4/15/08                             885,000           862,875
--------------------------------------------------------------------
Great Lakes Carbon Corp., 7.94% Sr.
Sub. Nts., Series B, 5/15/08              847,000           605,605
--------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
Nts., 6/1/12                              800,000           818,000
--------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B,
10/15/06 2,3                            1,000,000           675,000
12.75% Sr. Sub. Nts., 2/1/03 2,3        1,200,000            96,000
--------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07    740,000           532,800
--------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg.
Bonds, Series D, 3/1/09 2,3             1,300,000           511,875
--------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Nts.,
7/15/09 4                                 800,000           816,000
--------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08              645,000           684,506
--------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts.,
3/15/09                                   400,000           421,000
--------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                   600,000           480,000
--------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts.,
8/1/08                                    600,000           594,000
                                                      --------------
                                                          8,312,661

--------------------------------------------------------------------
Paper & Forest Products--1.2%
Abitibi-Consolidated, Inc., 8.55% Nts.,
8/1/10                                    300,000           333,525


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Paper & Forest Products Continued
Ainsworth Lumber Co. Ltd.:
12.50% Sr. Nts., 7/15/07 8            $   400,000      $    418,000
13.875% Sr. Sec. Nts., 7/15/07            550,000           591,250
--------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts.,
3/15/04 2                               2,000,000           260,000
--------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec.
Nts., 5/15/11                           1,500,000         1,432,500
--------------------------------------------------------------------
Louisiana-Pacific Corp., 10.875% Sr. Sub.
Nts., 11/15/08                            250,000           270,000
--------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts.,
3/15/12                                   700,000           682,500
--------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts.,
11/15/07                                  300,000           183,000
                                                      --------------
                                                          4,170,775

--------------------------------------------------------------------
Telecommunication Services--6.2%
--------------------------------------------------------------------
Diversified Telecommunication Services--1.9%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08 1,2,3         400,000                40
13% Sr. Unsec. Nts., 5/1/08 1,2,3 [EUR]   500,000                52
--------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts.,
3/15/10 1,2,3                             517,087             5,171
--------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr.
Unsec. Nts., 12/15/07 1,2,3               800,000             5,000
--------------------------------------------------------------------
Dex Media East LLC, 9.875% Sr. Nts.,
11/15/09 4                                800,000           860,000
--------------------------------------------------------------------
Diamond Cable Communications plc,
11.75% Sr. Disc. Nts., 12/15/05 2,3       600,000            57,000
--------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts.,
2/1/08 1                                  200,000           125,000
--------------------------------------------------------------------
Focal Communications Corp., 11.875%
Sr. Unsec. Nts., Series B, 1/15/10 1,2    100,000             2,500
--------------------------------------------------------------------
Intermedia Communications, Inc.,
0%/12.25% Sr. Disc. Nts.,
Series B, 3/1/09 1,2,3,7                  200,000            27,000
--------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub.
Nts., 12/15/09                            550,000           475,750
--------------------------------------------------------------------
KMC Telecom Holdings, Inc.,
0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08 1,2,7                           1,700,000            25,500
--------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08 7       800,000           382,000
0%/12.875% Sr. Unsec. Disc. Nts.,
3/15/10 7                                 800,000           286,000
9.125% Sr. Unsec. Nts., 5/1/08          1,700,000         1,096,500
--------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10%
Sr. Unsec. Nts., Series B,
11/15/08 1,2,3                            600,000            10,500
--------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 2,3                 300,000            46,500


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Diversified Telecommunication Services Continued
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B,
4/15/09 2,3,7 [GBP]                     2,050,000      $    264,023
0%/11.50% Sr. Nts.,
11/15/09 2,3,7 [EUR]                      500,000            38,041
--------------------------------------------------------------------
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub.
Nts., Series B, 4/1/08 1,2,3,7 [GBP]       50,000             7,446
--------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 4     1,200,000         1,170,000
--------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts.,
3/15/12                                 1,450,000         1,445,495
--------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 2,7    1,000,000           145,000
0%/9.875% Sr. Disc. Nts.,
4/15/09 1,2,7 [GBP]                       500,000           124,767
11.25% Sr. Nts., 11/1/08 2                800,000           148,000
--------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,2,3                             400,000                40
--------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08 1,2,3                             600,000                --
--------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,2,3          1,000,000               100
--------------------------------------------------------------------
XO Communications, Inc.:
0%/12.25% Sr. Unsec. Disc. Nts.,
6/1/09 1,2,3,7                            500,000             3,125
9% Sr. Unsec. Nts., 3/15/08 1,2,3         800,000             5,000
9.625% Sr. Nts., 10/1/07 1,2,3            500,000             3,125
10.75% Sr. Unsec. Nts., 11/15/08 1,2,3    200,000             1,250
                                                      --------------
                                                          6,759,925

--------------------------------------------------------------------
Wireless Telecommunication Services--4.3%
Alamosa Delaware, Inc., 12.50% Sr.
Unsec. Nts., 2/1/11                       400,000           122,000
--------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub.
Nts., 10/15/09 2                        1,500,000           292,500
--------------------------------------------------------------------
AT&T Corp.:
7.80% Sr. Nts., 11/15/11 5              1,000,000         1,095,129
8.50% Sr. Nts., 11/15/31 5                500,000           553,010
--------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.875% Sr.
Unsec. Nts., 3/1/11                     1,300,000         1,308,832
--------------------------------------------------------------------
Crown Castle International Corp.:
10.625% Sr. Unsec. Disc. Nts., 11/15/07   940,000           850,700
10.75% Sr. Nts., 8/1/11                   200,000           176,000
--------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr.
Deferred Coupon Nts., 4/15/08 1,2,3,7   1,000,000            55,000
--------------------------------------------------------------------
Dobson Communications Corp.,
10.875% Sr. Unsec. Nts., 7/1/10           500,000           425,000
--------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts.,
7/15/10 7                                 350,000            15,750
--------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 2,7                               400,000            38,000
12.50% Sr. Nts., 4/15/10 1,2              400,000            58,000


                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Wireless Telecommunication Services Continued
Microcell Telecommunications, Inc.,
0%/12% Sr. Unsec. Disc. Nts.,
6/1/09 2,7                            $   600,000        $   21,000
--------------------------------------------------------------------
Nextel Communications, Inc.:
9.375% Sr. Unsec. Nts., 11/15/09        3,950,000         3,594,500
10.65% Sr. Disc. Nts., 9/15/07            500,000           480,000
12% Sr. Unsec. Nts., 11/1/08              250,000           247,500
--------------------------------------------------------------------
Nextel Partners, Inc.:
0%/14% Sr. Disc. Nts., 2/1/09 7           300,000           226,500
11% Sr. Unsec. Nts., 3/15/10              100,000            85,500
12.50% Sr. Nts., 11/15/09                 900,000           814,500
--------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09 4                               1,500,000         1,597,500
--------------------------------------------------------------------
Orbcomm Global LP (Escrow),
8/15/04 2,3                               600,000                --
--------------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts., Series B, 5/15/08   650,000           393,250
9.75% Sr. Sub. Nts., 1/15/10              400,000           242,000
--------------------------------------------------------------------
SBA Communications Corp., 0%/12%
Sr. Unsec. Disc. Nts., 3/1/08 7           900,000           481,500
--------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts.,
4/15/09 7                                 490,000           464,275
10.625% Sr. Unsec. Sub. Nts., 7/15/10     358,000           386,640
--------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/09 7                                 224,000           209,440
10.375% Sr. Sub. Nts., 1/15/11            345,000           370,875
--------------------------------------------------------------------
Triton PCS, Inc.:
8.75% Sr. Unsec. Sub. Nts., 11/15/11      800,000           652,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11       600,000           501,000
--------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec.
Sub. Disc. Nts., Series B, 11/1/09 7      800,000            52,000
                                                      --------------
                                                         15,809,901

--------------------------------------------------------------------
Utilities--4.5%
--------------------------------------------------------------------
Electric Utilities--1.9%
AES Drax Holdings Ltd., 10.41% Sr. Sec.
Sub. Nts., Series B, 12/31/20             300,000           163,500
--------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05%
Sr. Sec. Nts., Series B, 12/15/09         464,074           457,113
--------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts.,
2/15/11                                 1,900,000           836,000
--------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec.
Nts., 10/15/07                          1,000,000           951,053
--------------------------------------------------------------------
CMS Panhandle Holding Co.:
6.125% Sr. Nts., 3/15/04                1,325,000         1,316,138
7% Sr. Nts., 7/15/29                      985,000           875,744
--------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec.
Nts., 8/15/08                             400,000           194,000
--------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99%
Sec. Bonds, Series B, 12/30/11            982,000           886,009


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                        Principal      Market Value
                                           Amount        See Note 1
--------------------------------------------------------------------
Electric Utilities Continued
FirstEnergy Corp., 7.375% Sr. Unsub.
Nts., Series C, 11/15/31             $  1,000,000        $  972,785
--------------------------------------------------------------------
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11             300,000           144,000
--------------------------------------------------------------------
Panhandle Eastern Pipe Line Co.,
8.25% Sr. Nts., Series B, 4/1/10          200,000           200,713
                                                      --------------
                                                          6,997,055

--------------------------------------------------------------------
Gas Utilities--2.2%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp.:
8.875% Sr. Nts., 5/20/11 4                400,000           418,000
8.875% Sr. Unsec. Nts., 5/20/11         1,000,000         1,045,000
--------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                   500,000           335,553
--------------------------------------------------------------------
El Paso Energy Partners LP:
8.50% Sr. Sub. Nts., 6/1/11 4             300,000          279,750
8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/11 1                        400,000           373,000
10.625% Sr. Sub. Nts., 12/1/12 4        1,100,000         1,130,250
--------------------------------------------------------------------
Leviathan Gas Pipeline Partners
LP/Leviathan Finance Corp., 10.375% Sr.
Unsec. Sub. Nts., Series B, 6/1/09 1      500,000           510,000
--------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                       600,000           505,601
8% Sr. Unsub. Nts., 3/1/32                900,000           794,451
--------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                             750,000           627,769
--------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts.,
9/1/11                                  2,750,000         1,815,000
                                                     --------------
                                                          7,834,374

--------------------------------------------------------------------
Multi-Utilities--0.3%
Consumers Energy Co.:
6.25% Nts., 9/15/06                       300,000           295,306
6.375% Sr. Sec. Nts., 2/1/08              450,000           436,672
7.375% Nts., 9/15/23                      350,000           339,835
                                                      --------------
                                                          1,071,813

--------------------------------------------------------------------
Water Utilities--0.1%
National Waterworks, Inc., 10.50% Sr.
Sub. Nts., 12/1/12 4                      300,000           314,625
                                                      --------------

Total Corporate Bonds and Notes
(Cost $325,226,240)                                     291,336,117

                                                       Market Value
                                           Shares        See Note 1
--------------------------------------------------------------------
Preferred Stocks--0.5%
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,8                 13,764         $     138
--------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr.
Redeemable, Non-Vtg. 1,8                      498                50
--------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg.            8,000           162,000
--------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50%
Sr. Exchangeable, Non-Vtg. 1,3,8            7,893                --
--------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,8                                  342                 5
--------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 3      3,258            13,390
--------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr.
Redeemable Exchangeable, Non-Vtg. 1,8       7,274                --
--------------------------------------------------------------------
Nextel Communications, Inc., 13% Cum.,
Series D, Non-Vtg. 8                            2               184
--------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 1,3,8                   18,905            37,810
--------------------------------------------------------------------
Paxson Communications Corp., 13.25%
Cum. Jr. Exchangeable, Non-Vtg. 8              70           365,750
--------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 8                        1,114           281,285
--------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 1                   10,000         1,112,500
--------------------------------------------------------------------
XO Communications, Inc., 13.50% Sr.,
Series E, Non-Vtg. 3,8                          1                --
                                                      --------------
Total Preferred Stocks (Cost $5,577,695)                  1,973,112

--------------------------------------------------------------------
Common Stocks--0.3%
Celcaribe SA 1                            121,950             1,219
--------------------------------------------------------------------
Chesapeake Energy Corp.                   100,000           774,000
--------------------------------------------------------------------
Covad Communications Group, Inc. 3         20,660            19,420
--------------------------------------------------------------------
Geotek Communications, Inc. 1,3               226                --
--------------------------------------------------------------------
Globix Corp. 3                             11,467            22,934
--------------------------------------------------------------------
Gulfstream Holding, Inc. 1,3                   56                --
--------------------------------------------------------------------
Horizon Natural Resources Co. 1,3          20,000               200
--------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 3   42,107            53,476
--------------------------------------------------------------------
Manitowoc Co., Inc. (The)                   1,039            26,495
--------------------------------------------------------------------
Orbital Sciences Corp. 3                    1,370             5,781
--------------------------------------------------------------------
Pioneer Cos., Inc. 1,3                     20,688            36,204
--------------------------------------------------------------------
Prandium, Inc. 3                           62,829            18,849


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                       Market Value
                                           Shares        See Note 1
--------------------------------------------------------------------
Common Stocks Continued
Southern Pacific Funding Corp.,
Liquidating Trust 1,3                     251,604         $      --
--------------------------------------------------------------------
Sterling Chemicals, Inc. 3                    359            12,565
--------------------------------------------------------------------
TVMAX Holdings, Inc. 1,3                    7,500                75
--------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,3           2,349             1,198
--------------------------------------------------------------------
WRC Media Corp. 1,3                         1,353                14
                                                      --------------
Total Common Stocks (Cost $3,933,939)                       972,430

                                            Units
--------------------------------------------------------------------
Rights, Warrants and Certificates--0.1%
ASAT Finance LLC Wts., Exp. 11/1/06 1,3       500               625
--------------------------------------------------------------------
Charles River Laboratories International,
Inc. Wts., Exp. 10/1/09 1,3                 1,100           203,500
--------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03 1,3                            8,351                --
Exp. 1/23/03 1,3                            4,767                --
Exp. 9/1/04 3                               2,671                --
--------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 3      15,626            16,407
--------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,3         600                 6
--------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07 1,3                                  750                 7
--------------------------------------------------------------------
Covergent Communications, Inc. Wts.,
Exp. 4/1/08 1,3                             2,000                20
--------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 1,3                            1,750                --
--------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,3    1,500                15
--------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp.
11/1/05 1,3                                   475                 5
--------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07 1,3        1,000                10
--------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,3    1,300                65
--------------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,3,9                          5,940                59
--------------------------------------------------------------------
ICO Global Communication Holdings
Ltd. Wts.: Exp. 5/16/06 1,3                10,561                11
Exp. 5/16/06 1,3                               16                --
--------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,3                            5,148                --
--------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,3          765                 8
--------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,3             750               281
--------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts.,
Exp. 4/15/08 1,3                            2,455                25
--------------------------------------------------------------------
Leap Wireless International, Inc. Wts.,
Exp. 4/15/10 1,3                              550                 5
--------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 1,3                              800                --
--------------------------------------------------------------------
Loral Space & Communications Ltd. Wts.,
Exp. 1/15/07 1,3                              800                 8


                                                       Market Value
                                            Units        See Note 1
--------------------------------------------------------------------
Rights, Warrants and Certificates Continued
McLeodUSA, Inc. Wts., Exp. 4/16/07 1,3      7,220       $        72
--------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts.,
Exp. 6/1/06 3,4                             3,200               778
--------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,3                            1,500                15
--------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,3         1,000             1,625
--------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 3                             20,000            15,400
--------------------------------------------------------------------
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts.,
Exp. 3/31/03 (cv. into Metromedia
International Group, Inc.) 1,3                170                 2
--------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/1/03 1,3                           28,000                --
Exp. 6/30/05 1,3                            1,600                --
--------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 3,4      1,000            67,500
--------------------------------------------------------------------
Real Time Data Co. Wts.,
Exp. 5/31/04 1,3                          121,440                --
--------------------------------------------------------------------
Republic Technologies International
LLC Wts., Exp. 7/15/09 1,3                    500                 5
--------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/31/07 3                               583                --
--------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,3        2,019                20
--------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 1,3          1,079               540
                                                      --------------
Total Rights, Warrants and Certificates
(Cost $237,019)                                             307,014

                                        Principal
                                           Amount
--------------------------------------------------------------------
Structured Notes--3.8%
JPMorgan Chase Bank, High Yield
Index Credit-Linked Trust Nts.,
9.70%, 11/15/07  (Cost $13,367,651)   $14,200,000        13,987,000
--------------------------------------------------------------------
Joint Repurchase Agreements--10.4% 11
Undivided interest of 5.44% in joint repurchase agreement
(Market Value $694,610,000) with Banc One Capital Markets,
Inc., 1.07%, dated 12/31/02, to be repurchased at
$37,771,245 on 1/2/03, collateralized by U.S. Treasury Nts., 3%--6.50%, 2/15/03--2/15/12, with a value of $311,989,144 and U.S. Treasury Bonds, 1.75%--9.375%, 4/30/04--2/15/23,
with a value of $397,082,690
(Cost $37,769,000)                     37,769,000        37,769,000

--------------------------------------------------------------------
Total Investments, at Value
(Cost $397,094,426)                          98.2%      356,918,163
--------------------------------------------------------------------
Other Assets Net of Liabilities               1.8         6,456,550
                                        ----------------------------
Net Assets                                  100.0%     $363,374,713
                                        ============================



                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
CAD      Canadian Dollar
EUR      Euro
GBP      British Pound Sterling

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Issuer is in default.
3. Non-income producing security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $42,633,011 or 11.73% of the Fund's net assets as of December 31, 2002.
5. Represents the current interest rate for a variable or increasing rate security.
6. Securities with an aggregate market value of $1,231,423 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Interest or dividend is paid-in-kind.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
10. Zero coupon bond reflects effective yield on the date of purchase.
11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.



                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


---------------------------------------------------------------------------------------
Assets
Investments, at value (including $37,769,000 in repurchase agreements)
(cost $397,094,426)--see accompanying statement                           $356,918,163
---------------------------------------------------------------------------------------
Cash                                                                           177,740
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                   7,156,350
Shares of beneficial interest sold                                             360,153
Daily variation on futures contracts                                            26,156
Other                                                                            5,849
                                                                          -------------
Total assets                                                               364,644,411

---------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                         789,251
Investments purchased                                                          421,422
Shareholder reports                                                             18,002
Distribution and service plan fees                                               8,737
Trustees' compensation                                                             547
Transfer and shareholder servicing agent fees                                      449
Other                                                                           31,290
                                                                          -------------
Total liabilities                                                            1,269,698

---------------------------------------------------------------------------------------
Net Assets                                                                $363,374,713
                                                                          =============

---------------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of beneficial interest                                $     48,418
---------------------------------------------------------------------------------------
Additional paid-in capital                                                 484,117,192
---------------------------------------------------------------------------------------
Undistributed net investment income                                         25,973,552
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                     (106,479,450)
---------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                   (40,284,999)
                                                                          -------------
Net Assets                                                                $363,374,713
                                                                          =============

---------------------------------------------------------------------------------------
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $345,669,870 and 46,055,028 shares of beneficial
interest outstanding)                                                            $7.51
---------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $17,704,843 and 2,363,163 shares of beneficial
interest outstanding)                                                            $7.49

See accompanying Notes to Financial Statements.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002


---------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                     $30,380,433
---------------------------------------------------------------------------------------------------------
Dividends                                                                                        593,549
                                                                                             ------------
Total investment income                                                                       30,973,982

---------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                2,518,441
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Service shares                                                 13,856
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                10,500
Service shares                                                                                       476
---------------------------------------------------------------------------------------------------------
Shareholder reports                                                                               24,829
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            12,240
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        8,490
---------------------------------------------------------------------------------------------------------
Other                                                                                             56,735
                                                                                             ------------
Total expenses                                                                                 2,645,567
Less reduction to custodian expenses                                                              (2,557)
Less voluntary waiver of transfer and shareholder servicing agent fees--Service shares              (433)
                                                                                             ------------
Net expenses                                                                                   2,642,577

---------------------------------------------------------------------------------------------------------
Net Investment Income                                                                         28,331,405

---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                  (54,459,346)
Closing of futures contracts                                                                     250,722
Foreign currency transactions                                                                   (674,257)
                                                                                             ------------
Net realized loss                                                                            (54,882,881)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                   16,834,269
Translation of assets and liabilities denominated in foreign currencies                        1,818,912
                                                                                             ------------
Net change                                                                                    18,653,181
                                                                                             ------------
Net realized and unrealized loss                                                             (36,229,700)

---------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                         $(7,898,295)
                                                                                             ============

See accompanying Notes to Financial Statements.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS


Year Ended December 31,                                                             2002             2001
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                       $ 28,331,405     $ 34,546,979
----------------------------------------------------------------------------------------------------------
Net realized loss                                                            (54,882,881)     (28,960,743)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         18,653,181        1,095,345
                                                                            ------------------------------
Net increase (decrease) in net assets resulting from operations               (7,898,295)       6,681,581

----------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                           (35,408,403)     (34,924,849)
Service shares                                                                      (306)              --

----------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                            44,572,082       39,498,599
Service shares                                                                17,318,687            3,076

----------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                18,583,765       11,258,407
----------------------------------------------------------------------------------------------------------
Beginning of period                                                          344,790,948      333,532,541
                                                                            ------------------------------
End of period [including undistributed net investment income of
$25,973,552 and $33,752,821, respectively]                                  $363,374,713     $344,790,948
                                                                            ==============================


See accompanying Notes to Financial Statements.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Non-Service shares  Year Ended December 31,    2002      2001      2000      1999      1998
---------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period          $8.54     $9.27    $10.72    $11.02    $11.52
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .58       .84      1.00      1.01       .95
Net realized and unrealized loss               (.76)     (.62)    (1.36)     (.55)     (.90)
                                             ------------------------------------------------
Total from investment operations               (.18)      .22      (.36)      .46       .05
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.85)     (.95)    (1.09)     (.76)     (.25)
Distributions from net realized gain             --        --        --        --      (.30)
                                             ------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.85)     (.95)    (1.09)     (.76)     (.55)
---------------------------------------------------------------------------------------------
Net asset value, end of period                $7.51     $8.54     $9.27    $10.72    $11.02
                                             ================================================

---------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1            (2.40)%    1.97%    (3.74)%    4.29%     0.31%

---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $345,670  $344,788  $333,533  $340,829  $328,563
---------------------------------------------------------------------------------------------
Average net assets (in thousands)          $335,894  $347,723  $329,260  $340,519  $322,748
---------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          8.29%     9.94%    10.47%     9.61%     8.65%
Expenses                                       0.77%     0.79%     0.79%     0.75%     0.78% 3
---------------------------------------------------------------------------------------------
Portfolio turnover rate                          75%       46%       31%       33%      161%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                      23 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


Service shares  Year Ended December 31,                     2002     2001 1
---------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                       $8.54    $8.40
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .88      .20
Net realized and unrealized loss                           (1.08)    (.06)
                                                          -----------------
Total from investment operations                            (.20)     .14
---------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.85)      --
Distributions from net realized gain                          --       --
                                                          -----------------
Total dividends and/or distributions to shareholders        (.85)      --
---------------------------------------------------------------------------
Net asset value, end of period                             $7.49    $8.54
                                                          =================
---------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         (2.67)%   1.67%

---------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $17,705       $3
---------------------------------------------------------------------------
Average net assets (in thousands)                        $ 5,602       $2
---------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       8.91%   12.51%
Expenses                                                    1.02%    0.96%
Expenses, net of reduction to custodian expenses and/or
voluntary waiver of transfer agent fees                     1.02% 4  0.96%
---------------------------------------------------------------------------
Portfolio turnover rate                                       75%      46%



1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest and redemption depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2002, the market value of these securities comprised 3.8% of the Fund's net assets and resulted in unrealized gains in the current period of $619,349.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2002, securities with an aggregate market value of $5,996,518, representing 1.65% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more




                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------
                              2006    $ 3,401,577
                              2007      4,933,260
                              2008     11,572,833
                              2009     22,696,701
                              2010     56,061,391
                                      -----------
                              Total   $98,665,762
                                      ===========

During the fiscal year ended December 31, 2002, the Fund did not utilize any capital loss carryforward.
  As of December 31, 2002, the Fund had approximately $3,940,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $701,965. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.



                      26 | OPPENHEIMER HIGH INCOME FUND/VA

The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 was as follows:

                                         Year Ended        Year Ended
                                  December 31, 2002 December 31, 2001
              -------------------------------------------------------
              Distributions paid from:
              Ordinary income           $35,408,709       $34,924,849
              Long-term capital gain             --                --
              Return of capital                  --                --
                                        -----------------------------
              Total                     $35,408,709       $34,924,849
                                        =============================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income   $  25,973,552
                 Accumulated net realized loss          (106,479,450)
                 Net unrealized depreciation             (40,284,999)
                                                       -------------
                 Total                                 $(120,790,897)
                                                       =============

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            Year Ended December 31, 2002      Year Ended December 31, 2001 1
                                               Shares             Amount          Shares            Amount
-------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                       22,935,486      $ 176,263,288      16,771,940      $148,496,080
Dividends and/or distributions reinvested   4,568,826         35,408,403       3,924,140        34,924,849
Redeemed                                  (21,816,082)      (167,099,609)    (16,326,208)     (143,922,330)
                                          -------------------------------------------------------------------
Net increase                                5,688,230      $  44,572,082       4,369,872      $ 39,498,599
                                          ===================================================================

-------------------------------------------------------------------------------------------------------------
Service shares
Sold                                        2,741,181      $  20,012,961             362      $      3,083
Dividends and/or distributions reinvested          39                306              --                --
Redeemed                                     (378,418)        (2,694,580)             (1)               (7)
                                          -------------------------------------------------------------------
Net increase                                2,362,802      $  17,318,687             361      $      3,076
                                          ===================================================================


1. For the year ended December 31, 2001, for Non-Service shares and for the period from September 18, 2001 (inception of offering) to December 31, 2001, for Service shares.


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $260,090,620 and $214,009,003, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $401,078,301 was composed of:

          Gross unrealized appreciation      $ 14,449,054
          Gross unrealized depreciation       (58,609,192)
                                             ------------
          Net unrealized depreciation        $(44,160,138)
                                             ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended December 31, 2002, payments under the Service Plan totaled $13,856.


--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the Fund had outstanding futures contracts as follows:

                        Expiration   Number of     Valuation as of    Unrealized
Contract Description         Dates   Contracts   December 31, 2002  Depreciation
--------------------------------------------------------------------------------
Contracts to Purchase
Standard & Poor's 500      3/20/03          15          $3,295,875       $68,438
                                                                        --------
Contracts to Sell
U.S. Treasury Nts., 10 yr. 3/20/03          30           3,451,406        41,719
                                                                        --------
                                                                        $110,157
                                                                        ========

--------------------------------------------------------------------------------
7. Illiquid or Restricted Securities
As of December 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2002 was $22,635,840, which represents 6.23% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:


                         Acquisition              Valuation as of     Unrealized
Security                       Dates    Cost    December 31, 2002   Depreciation
--------------------------------------------------------------------------------
Stocks and/or Warrants
Geotek Communications, Inc    4/6/00  $   --                  $--         $   --
Real Time Data Co. Wts.      6/30/99   1,214                   --          1,214


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA, which is a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2003


                      30 | OPPENHEIMER HIGH INCOME FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.8519 and $0.8502 per share were paid to Non-Service and Service shareholders, respectively, on March 15, 2002, all of which was designated as "ordinary income" for federal income tax purposes.
   Dividends paid by the Fund during the fiscal year ended December 31, 2002 which are not designated as capital gain distributions should be multiplied by 2.06% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                      31 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years;
Fund, Length of Service,         Other Trusteeships/Directorships Held by
Age                              Trustee; Number of Portfolios in Fund Complex
                                 Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee in the chart below
TRUSTEES                         is 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Trustee serves for an
                                 indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                  Formerly, Chief Executive Officer (until August
Chairman and Trustee             27, 2002) of the Board II Funds, Vice Chairman
(since 1986)                     (until January 2, 2002) of OppenheimerFunds,
Age: 69                          Inc. (the Manager) and President and a director
                                 (until 1997) of Centennial Asset Management
                                 Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,            Chairman of the following private mortgage
Trustee (since 1999)             banking companies: Cherry Creek Mortgage
Age: 65                          Company (since 1991), Centennial State Mortgage
                                 Company (since 1994), The El Paso Mortgage
                                 Company (since 1993), Transland Financial
                                 Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier
                                 Insurance (insurance agency) (since 1995) and
                                 Ambassador Media Corporation (since 1984); a director of the following public companies:
                                 Storage Technology Corporation (computer equipment company) (since 1991), Helmerich &
                                 Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of
                                 International Family Entertainment (television channel) (1992-1997) and Natec Resources, Inc.
                                 (air pollution control equipment and services company) (1991-1995), Frontier Real Estate,
                                 Inc. (residential real estate brokerage)
                                 (1994-1999), and Frontier Title (title
                                 insurance agency) (1995-June 1999); a U.S.
                                 Senator (January 1979-January 1991). Oversees
                                 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                  Formerly, Director and President of A.G.
Trustee (since 1993)             Edwards Capital, Inc. (General Partner of
Age: 71                          private equity funds) (until February 2001);
                                 Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (until March
                                 2000); Vice Chairman and Director of A.G.
                                 Edwards, Inc. and Vice Chairman of A.G. Edwards
                                 & Sons, Inc. (its brokerage company subsidiary)
                                 (until March 1999); Chairman of A.G. Edwards
                                 Trust Company and A.G.E. Asset Management
                                 (investment advisor) (until March 1999); and a
                                 Director (until March 2000) of A.G. Edwards &
                                 Sons and A.G. Edwards Trust Company. Oversees
                                 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,                 Formerly (until April 1999): Senior Vice
Trustee (since 1997)             President (from September 1987) and Treasurer
Age: 66                          (from March 1985) of the Manager; Vice
                                 President (from June 1983) and Treasurer (since
                                 March 1985) of OppenheimerFunds Distributor,
                                 Inc. (a subsidiary of the Manager); Senior Vice
                                 President (since February 1992), Treasurer
                                 (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial
                                 Asset Management Corporation; Vice President
                                 (since October 1989) and Treasurer (since April
                                 1986) of HarbourView Asset Management
                                 Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial
                                 Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                 (since April 1981) of Shareholder Services,
                                 Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                 Secretary (since November 1989) of Shareholder
                                 Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer
                                 (since March 1998) of Oppenheimer Acquisition
                                 Corp. (the Manager's parent corporation);
                                 Treasurer (since November 1989) of Oppenheimer
                                 Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                 Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive
                                 Officer and director (since March 1996) of
                                 MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                                 October 1997) of OppenheimerFunds International
                                 Ltd. and Oppenheimer Millennium Funds plc
                                 (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,               A member of The Life Guard of Mount Vernon,
Trustee (since 1999)             (George Washington's home) (since June 2000).
Age: 64                          Formerly (March 2001 - May 2002) Director of
                                 Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                 Management Industry Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                   Chairman and Director (since 1998) of Rocky
Trustee (since 1990)             Mountain Elk Foundation (a not-for-profit
Age: 60                          foundation); and a director (since October
                                 1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly
                                 Chairman and a director (until October 1996) and President




                      32 | OPPENHEIMER HIGH INCOME FUND/VA

Jon S. Fossel,                   and Chief Executive Officer (until October
Continued                        1995) of the Manager; President, Chief
                                 Executive Officer and a director of Oppenheimer
                                 Acquisition Corp., Shareholders Services Inc.
                                 and Shareholder Financials Services, Inc.
                                 (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman,                    A trustee or director of other Oppenheimer
Trustee (since 1996)             funds. Formerly (until October 1994) Mr.
Age: 62                          Freedman held several positions in subsidiary
                                 or affiliated companies of the Manager.
                                 Oversees 41 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,             Trustee (since 1996) of MassMutual
Trustee (since 2002)             Institutional Funds and of MML Series
Age: 56                          Investment Fund (open-end investment
                                 companies); Director of MML Services (since
                                 April 1987) and America Funds Emerging Markets
                                 Growth Fund (since October 1991) (both are investment companies), The California Endowment
                                 (a philanthropy organization) (since April
                                 2002), and Community Hospital of Monterey
                                 Peninsula, (since February 2002); a trustee
                                 (since February 2000) of Monterey International
                                 Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                 Michigan and Hartford Hospital. Formerly,
                                 President (February 1991-April 2000) ARCO
                                 Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                Director (since 2001) of Jones Knowledge, Inc.
Trustee (since 2002)             (a privately held company), U.S. Exploration,
Age: 58                          Inc., (since 1997), Colorado UpLIFT (a
                                 non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                 (since 2000). Formerly, Chairman of U.S. Bank
                                 (a subsidiary of U.S. Bancorp and formerly
                                 Colorado National Bank,) (July 1996-April 1,
                                 1999) and a director of Commercial Assets, Inc.
                                 (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,        Trustee (since 1996) of MassMutual
Trustee (since 2000)             Institutional Funds and of MML Series
Age: 60                          Investment Fund (open-end investment
                                 companies); Trustee and Chairman (since May
                                 1987) of the investment committee for the Worcester Polytech Institute; President and
                                 Treasurer (since January 1999) of the SIS Fund
                                 (a private not for profit charitable
                                 organization); Trustee (since 1995) of the Springfield Library and Museum Association;
                                 Trustee (since 1996) of the Community Music
                                 School of Springfield; Member of the investment committee of the Community Foundation of Western Massachusetts (since 1998). Formerly,
                                 Chairman (January 1999-July 1999) of SIS &
                                 Family Bank, F.S.B. (formerly SIS Bank);
                                 President, Chief Executive Officer and Director
                                 (May 1993-December 1998) of SIS Bankcorp, Inc.
                                 and SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President
                                 (January 1999-July 1999) of Peoples Heritage
                                 Financial Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.


--------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is
AND OFFICER                      498 Seventh Avenue, New York, NY 10018. Mr.
                                 Murphy serves for an indefinite term, until his resignation, retirement, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director
President and Trustee            (since June 2001) and President (since
(since 2001)                     September 2000) of the Manager; President and a
Age: 53                          director or trustee of other Oppenheimer funds;
                                 President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of
                                 Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                 OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                                 Services, Inc. and of Shareholder Financial
                                 Services, Inc.; President and a director (since
                                 July 2001) of OppenheimerFunds Legacy Program
                                 (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                 OppenheimerFunds, Inc.: OFI Institutional Asset
                                 Management, Inc. and Centennial Asset
                                 Management Corporation (since November 2001),
                                 HarbourView Asset Management Corporation and
                                 OFI Private Investments, Inc. (since July
                                 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; a director (since
                                 November 2001) of Trinity Investment Management
                                 Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive
                                 Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company
                                 (the Manager's parent company); a director
                                 (since June 1995) of DLB Acquisition
                                 Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.);
                                 formerly, Chief Operating Officer (September
                                 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                 Series Investment Fund and MassMutual
                                 Institutional Funds (open-end investment companies); a director (September 1999-August
                                 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director
                                 (September 1999-August 2000) of MML Bay State
                                 Life Insurance Company; a director (June
                                 1989-June 1998) of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (a wholly-owned
                                 subsidiary of Emerald Isle Bancorp). Oversees
                                 69 portfolios in the OppenheimerFunds complex.


                      33 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  Continued


--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Kourkoulakos and Zack, 498 Seventh Avenue, New York,
                                 NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, retirement, death or removal.

Dimitrios Kourkoulakos,          Vice President of the Manager (since December
Vice President (since 2002)      2001); formerly a High Yield Analyst (1998 -
Age: 35                          2001) and a Securities Analyst (1995 - 1998) of
                                 the Manager. An officer of 3 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                 Senior Vice President and Treasurer (since
Treasurer, Principal Financial   March 1999) of the Manager; Treasurer (since
and Accounting Officer           March 1999) of HarbourView Asset Management
(since 1999)                     Corporation, Shareholder Services, Inc.,
Age: 43                          Oppenheimer Real Asset Management Corporation,
                                 Shareholder Financial Services, Inc.,
                                 Oppenheimer Partnership Holdings, Inc., OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 Oppenheimer Millennium Funds plc (since May
                                 2000) and OFI Institutional Asset Management,
                                 Inc. (since November 2000); Treasurer and Chief
                                 Financial Officer (since May 2000) of
                                 Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                 (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program
                                 (since April 2000); formerly Principal and
                                 Chief Operating Officer (March 1995-March
                                 1999), Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and
Vice President and Secretary     General Counsel (since February 2002) of the
(since 2001)                     Manager; General Counsel and a director (since
Age: 54                          November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset
                                 Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                 Partnership Holdings, Inc.; Senior Vice
                                 President, General Counsel and a director
                                 (since November 2001) of Shareholder Services,
                                 Inc., Shareholder Financial Services, Inc., OFI
                                 Private Investments, Inc., Oppenheimer Trust
                                 Company and OFI Institutional Asset Management,
                                 Inc.; General Counsel (since November 2001) of
                                 Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                 President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General
                                 Counsel (November 2001-February 2002) and
                                 Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November
                                 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. And Oppenheimer Millennium
                                 Funds plc (October 1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.



                      34 | OPPENHEIMER HIGH INCOME FUND/VA

OPPENHEIMER HIGH INCOME FUND/VA

A Series of Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------
Investment Advisor            OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor                   OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer Agent                OppenheimerFunds Services

--------------------------------------------------------------------------------
Independent Auditors          Deloitte & Touche LLP

--------------------------------------------------------------------------------
Legal Counsel to the Fund     Myer, Swanson, Adams & Wolf, P.C.

--------------------------------------------------------------------------------
Legal Counsel to the          Mayer Brown Rowe & Maw
Independent Trustees



For more complete information about Oppenheimer High Income Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.



                      35 | OPPENHEIMER HIGH INCOME FUND/VA

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